Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Voya Map Plus NPSM

Supplement Dated March 7, 2024 to the Contract Prospectus,
Initial Summary Prospectus, and Updating Summary Prospectus,
each dated May 1, 2023, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of the APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), in the contract prospectus and the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), in the summary prospectuses. In that regard, the APPENDIX A of the contract prospectus and the APPENDIX of the summary prospectuses are replaced in their entirety, after the words “APPENDIX A:” or “APPENDIX:”, as applicable, with the following:

The following is a list of Funds available under the Contract. The Funds available to you may vary based on employer and state approval and participants should refer to their plan documents for a list of available Funds.

More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://vpx.broadridge.com/getcontract1.asp?dtype=isp&cid=voyavpx&fid=92912K216. You can also request this information at no cost by calling Customer Service at 1-800-584-6001 or by sending an email request to ProspectusRequests@voya.com.

The current expenses and performance information below reflects the fee and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital.	AB Relative Value Fund (Class A)[1] Investment Adviser: AllianceBernstein L.P.	0.90%	-8.21%	6.86%	10.51%
Seeks long-term capital appreciation.	Alger Capital Appreciation Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.20%	-40.13%	5.61%	10.86%
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A)[1] Investment Adviser: Fred Alger Management, LLC	1.36%	-34.44%	7.75%	10.57%
Seeks long-term capital appreciation.	Allspring Special Small Cap Value Fund (Class A)[1] Investment Adviser: Allspring Funds Management, LLC Subadviser: Allspring Capital Management Incorporated	1.24%	-13.88%	4.21%	9.55%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth, consistent with Islamic principles.	Amana Growth Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	0.90%	-19.41%	13.93%	14.03%
Seeks current income and preservation of capital, consistent with Islamic principles. Current income is the Fund’s primary objective.	Amana Income Fund (Investor Shares)[2] Investment Adviser: Saturna Capital Corporation	1.01%	-8.72%	8.63%	10.72%
Seeks to provide total return and inflation protection consistent with investment in inflation-indexed securities.	American Century Investments® Inflation-Adjusted Bond Fund (Investor Class)[2] Investment Adviser: American Century Investment Management, Inc.	0.46%	-12.38%	1.56%	0.63%
Seeks to provide (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.	American Funds® - American Balanced Fund® (Class R-3)[2] Investment Adviser: Capital Research and Management CompanySM	0.89%	-12.40%	5.16%	7.89%
Seeks to provide long-term growth of capital while providing current income.	American Funds® - Capital World Growth and Income Fund® (Class R-3)[2] Investment Adviser: Capital Research and Management CompanySM	1.08%	-17.54%	3.93%	7.25%
Seeks to provide long-term growth of capital.	American Funds® - EuroPacific Growth Fund® (Class R-3)[2] Investment Adviser: Capital Research and Management CompanySM	1.11%	-23.24%	0.88%	4.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
2	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to achieve long-term growth of capital and income.	American Funds® - Fundamental Investors® (Class R-3)[3] Investment Adviser: Capital Research and Management CompanySM	0.93%	-16.94%	6.57%	10.76%
Seeks to provide long-term growth of capital. However future income will remain a consideration in the management of the Fund.	American Funds® - New Perspective Fund® (Class R-3)[3] Investment Adviser: Capital Research and Management CompanySM	1.06%	-26.10%	6.99%	9.58%
Seeks to provide growth of capital.	American Funds® - The Growth Fund of America® (Class R-3)[3] Investment Adviser: Capital Research and Management CompanySM	0.95%	-30.95%	6.87%	11.21%
Seeks to provide current income while secondarily striving for capital growth.	American Funds® - The Income Fund of America® (Class R-3)[3] Investment Adviser: Capital Research and Management CompanySM	0.90%	-6.76%	5.03%	7.10%
Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds® - Washington Mutual Investors FundSM (Class R-3)[3] Investment Adviser: Capital Research and Management CompanySM	0.91%	-8.78%	8.70%	11.52%
Seeks long-term capital appreciation.	Ariel Appreciation Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	1.10%	-12.43%	4.87%	9.32%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[3] Investment Adviser: Ariel Investments, LLC	0.98%	-18.82%	4.62%	9.96%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[3]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum long-term capital growth.	Artisan International Fund (Investor Shares)[4,5] Investment Adviser: Artisan Partners Limited Partnership	1.20%	-19.57%	1.67%	4.36%
Seeks long-term total return and current income.	BlackRock Equity Dividend Fund (Investor A Shares)[4] Investment Adviser: BlackRock Advisors, LLC	0.93%	-9.22%	5.88%	9.28%
Seeks capital appreciation and, secondarily, income by investing in securities, primarily equity securities that Fund management believes are undervalued and therefore represent an investment value.	BlackRock Mid Cap Value Fund (Investor A Shares)[4] Investment Adviser: BlackRock Advisors, LLC	1.00%	-9.25%	7.36%	9.59%
Seeks long-term capital appreciation.	Columbia Acorn® Fund (Class A)[4] Investment Adviser: Columbia Wanger Asset Management, LLC	1.08%	-37.80%	0.89%	6.35%
Seeks to provide shareholders with high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia High Yield Bond Fund (Advisor Class)[4] Investment Adviser: Columbia Management Investment Advisers, LLC	0.73%	-10.85%	2.04%	3.64%
Seeks to provide shareholders with a high level of current income and as a secondary objective, steady growth of capital.	Columbia Large Cap Value Fund (Advisor Class)[4] Investment Adviser: Columbia Management Investment Advisers, LLC	0.72%	-5.04%	7.59%	10.78%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[5]	The Artisan International Fund is available for investment from new investors.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[6] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	-14.63%	6.39%	9.71%
Seeks long-term capital appreciation.	CRM Mid Cap Value Fund (Investor Shares)[6] Investment Adviser: Cramer Rosenthal McGlynn, LLC	1.16%	-9.37%	8.41%	10.98%
Seeks long-term growth of principal and income.	Dodge & Cox International Stock Fund (Class I)[6,7] Investment Adviser: Dodge & Cox	0.62%	-6.78%	1.25%	4.81%
Seeks long-term growth of principal and income. A secondary objective is to achieve a reasonable current income.	Dodge & Cox Stock Fund (Class I)[6] Investment Adviser: Dodge & Cox	0.12%	-7.22%	8.72%	12.44%
Seeks total return.	Eaton Vance Large-Cap Value Fund (Class R)[6,8] Investment Adviser: Boston Management and Research (BMR), a subsidiary of Eaton Vance Management. Investment adviser to the Large-Cap Value Portfolio	1.26%	-2.56%	8.64%	10.58%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[7]	Dodge & Cox International Stock Fund is only available to plans offering the Fund prior to January 16, 2015.
[8]	Eaton Vance Large-Cap Value Fund invests all of its investable assets in interests in Large-Cap Value Portfolio, which has the same investment objective and policies as the Fund.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Fidelity Advisor® New Insights Fund (Class I)[9] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.45%	-27.28%	6.87%	11.01%
Seeks a high level of current income. The Fund may also seek capital appreciation.	Fidelity Advisor® Strategic Income Fund (Class A)[9] Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors, FIL Investment Advisors (UK) and FIL Investments (Japan) Limited	0.98%	-14.84%	0.32%	1.91%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[9]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.60%	-26.31%	8.66%	11.43%
Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity® VIP Equity-Income PortfolioSM (Initial Class) Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.51%	-4.96%	8.16%	10.19%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company LLC (“FMR”) Subadviser(s): FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.61%	-24.46%	12.42%	14.81%
Seeks capital appreciation.	Franklin Mutual Global Discovery Fund (Class R)[10] Investment Adviser: Franklin Mutual Advisers, LLC	1.45%	-5.24%	3.41%	6.22%
Seeks long-term total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of small-capitalization companies.	Franklin Small Cap Value VIP Fund (Class 2)[11] Investment Adviser: Franklin Mutual Advisers, LLC	0.91%	-10.06%	5.48%	9.09%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth Fund (Class A)[10] Investment Adviser: Franklin Advisers, Inc.	0.85%	3.85%	19.87%	15.37%
Seeks income and conservation of principal and secondarily long-term growth of capital.	Impax Sustainable Allocation Fund (Investor Class)[12] Investment Adviser: Impax Asset Management LLC	0.89%	-7.60%	5.97%	7.14%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[10]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[11]	The Franklin Small Cap Value VIP Fund is closed to investment by new Investors. Existing retirement plans and individual Investors who have investment in the Subaccount that corresponds to this Fund may leave their investment in that Subaccount and may continue to make additional purchases and exchanges.
[12]	On December 31, 2022, the Fund changed its name from the Pax Sustainable Allocation Fund.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Capital Appreciation Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	0.94%	-31.10%	8.01%	10.80%
Seeks capital appreciation.	Invesco Developing Markets Fund (Class A)[13,14] Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	1.24%	-29.27%	-3.54%	0.65%
Seeks capital appreciation.	Invesco Gold & Special Minerals Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	1.05%	-16.86%	6.92%	-1.89%
Seeks long-term growth of capital.	Invesco HealthCare Fund (Investor Class)[13] Investment Adviser: Invesco Advisers, Inc.	1.04%	-13.53%	8.04%	10.24%
Seeks total return.	Invesco International Bond Fund (Class A)[13] Investment Adviser: Invesco Advisers, Inc. Subadviser: Invesco Advisers, Inc.	1.11%	-16.71%	-3.56%	-0.96%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[13]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[14]	The Invesco Developing Markets Fund is only available to plans offering the Fund prior to April 12, 2013.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Invesco Main Street Mid Cap Fund® (Class A)[15] Investment Adviser: Invesco Advisers, Inc.	1.06%	-14.35%	5.92%	9.20%
Seeks long-term growth of capital.	Invesco Small Cap Value Fund (Class A)[15] Investment Adviser: Invesco Advisers, Inc.	1.09%	4.32%	9.26%	11.87%
Seeks long-term capital appreciation.	Lazard Emerging Markets Equity Portfolio (Open Shares)[15,16] Investment Adviser: Lazard Asset Management LLC	1.32%	-15.09%	-3.06%	-0.11%
Seek high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond Debenture Fund (Class R4)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.76%	-12.68%	1.01%	3.69%
Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities.	Lord Abbett Core Fixed Income Fund (Class A)[15,17] Investment Adviser: Lord, Abbett & Co. LLC	0.58%	-13.65%	-0.16%	-0.82%
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies	Lord Abbett Developing Growth Fund (Class A)[15] Investment Adviser: Lord, Abbett & Co. LLC	0.94%	-36.09%	8.28%	10.77%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[15]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[16]	The Lazard Emerging Markets Equity Portfolio is only available to plans offering the portfolio prior to July 19, 2010.
[17]	The Lord Abbett Core Fixed Income Fund is only available to plans offering the Fund prior to December 31, 2015.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett Fundamental Equity Fund (Class A)[18] Investment Adviser: Lord, Abbett & Co. LLC	0.96%	-9.45%	6.15%	9.57%
Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.	Lord Abbett Mid Cap Stock Fund (Class A)[18,19] Investment Adviser: Lord, Abbett & Co. LLC	0.98%	-11.06%	4.34%	8.03%
Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett Small-Cap Value Fund (Class A)[18,19] Investment Adviser: Lord, Abbett & Co. LLC	1.17%	-17.49%	1.72%	6.50%
Seeks total return.	MainStay CBRE Real Estate Fund (Class A)[18] Investment Adviser: New York Life Investment Management LLC Subadviser: CBRE Clarion Securities LLC	1.18%	-31.28%	2.62%	5.34%
Seeks long-term growth of capital.	MainStay Winslow Large Cap Growth Fund (Class R3)[18] Investment Adviser: New York Life Investment Management LLC Subadviser: Winslow Capital Management, Inc.	1.31%	-31.61%	9.67%	12.34%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[18]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[19]	The Lord Abbett Mid Cap Stock Fund and the Lord Abbett Small-Cap Value Fund are only available to plans offering these Funds prior to September 1, 2005.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Massachusetts Investors Growth Stock Fund (Class A)[20] Investment Adviser: Massachusetts Financial Services Company	0.71%	-23.88%	10.64%	12.64%
Seeks growth of capital.	Neuberger Berman Genesis Fund® (Trust Class)[20] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.09%	-19.11%	7.73%	10.60%
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.	Neuberger Berman Sustainable Equity Fund (Trust Class)[20,21] Investment Adviser: Neuberger Berman Investment Advisers LLC	1.05%	-18.74%	7.11%	10.74%
Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	PIMCO Income Fund (Class A) Investment Adviser: Pacific Investment Management Company LLC	1.02%	-11.66%	0.52%	3.20%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Administrative Class) Investment Adviser: Pacific Investment Management Company LLC	0.97%	-12.09%	1.86%	0.79%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[20]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[21]	The Neuberger Berman Sustainable Equity Fund is closed to new retirement plans.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Maximize total return through a combination of income and capital appreciation.	Pioneer High Yield Fund (Class A)[22] Investment Adviser: Amundi Asset Management US, Inc.	1.10%	-10.85%	1.43%	3.50%
Seeks a high level of current income.	Pioneer Strategic Income Fund (Class A)[22] Investment Adviser: Amundi Asset Management US, Inc.	1.03%	-13.11%	0.59%	2.01%
Seeks long-term growth of capital and current income.	Royce Small-Cap Total Return Fund (Service Class)[22] Investment Adviser: Royce	1.53%	-13.54%	3.84%	7.83%
Seeks to provide long-term capital appreciation by investing primarily in mid-sized companies that appear to be undervalued.	T. Rowe Price Mid-Cap Value Fund (R Class)[22,23] Investment Adviser: T. Rowe Price Associates, Inc.	1.32%	-4.70%	6.43%	10.02%
Seeks long-term capital growth.	Templeton Foreign Fund (Class A)[22] Investment Adviser: Templeton Global Advisors Limited	1.10%	-0.77%	2.02%	4.44%
Seeks long-term growth of capital.	The Hartford International Opportunities Fund (Class R4)[22,24] Investment Adviser: Hartford Funds Management Company, LLC (“HFMC”) Subadviser: Wellington Management Company, LLP	1.10%	-17.95%	7.18%	10.65%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[22]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[23]	The T. Rowe Price Mid-Cap Value Fund is only available to plans offering the Fund prior to February 25, 2005.
[24]	The Hartford International Opportunities Fund is closed to new retirement plans.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation by investing in equity and debt securities of all types. The secondary, non-fundamental goal of the Fund is to seek some current income.	Thornburg International Equity Fund (Class R4)[25] Investment Adviser: Thornburg Investment Management, Inc. (“Thornburg”)	1.16%	-16.95%	2.32%	4.64%
Seeks long-term capital appreciation and income growth.	Vanguard® Diversified Value Portfolio[26] Investment Adviser: Hotchkis and Wiley Capital Management, LLC (Hotchkis and Wiley), Lazard Asset Management LLC (Lazard)	0.28%	-0.09%	8.82%	11.69%
Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Vanguard® Equity Income Portfolio[26] Investment Adviser: Wellington Management Company LLP (Wellington Management, The Vanguard Group, Inc. (Vanguard)	0.30%	-0.66%	8.51%	11.58%
Seeks to provide long-term capital appreciation.	Vanguard® Small Company Growth Portfolio[26] Investment Adviser: ArrowMark Partners, Vanguard Quantitative Equity Group	0.29%	-25.35%	4.53%	10.06%
Seeks to provide long-term capital growth by investing primarily in common stocks.	Victory Sycamore Established Value Fund (Class A)[25,27] Investment Adviser: Victory Capital Management Inc.	0.90%	-8.42%	8.38%	12.20%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[25]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[26]	Vanguard is a trademark of The Vanguard Group, Inc.
[27]	The Victory Sycamore Established Value Fund is closed to new retirement investors. The Fund will continue to be available for investment by existing investors and through retirement plans that currently offer the Fund.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide capital appreciation.	Victory Sycamore Small Company Opportunity Fund (Class R)[28] Investment Adviser: Victory Capital Management Inc.	1.43%	-7.07%	6.86%	10.83%
Seeks long-term growth of capital and income.	Virtus NFJ Dividend Value Fund (Class A)[28] Investment Adviser: Allianz Global Investors U.S. LLC	1.04%	-13.51%	4.25%	8.03%
Seeks long-term growth of capital and income.	Virtus NFJ Small-Cap Value Fund (Class A)[28] Investment Adviser: Allianz Global Investors U.S. LLC	1.17%	-20.83%	-1.21%	4.51%
Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.	Voya Balanced Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.74%	-17.24%	3.37%	5.91%
Seeks to maximize total return through a combination of current income and capital appreciation.	Voya Global Bond Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.94%	-18.49%	-2.37%	-0.60%
Seeks long-term capital growth and current income.	Voya Global High Dividend Low Volatility Portfolio (Class I)[29] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-4.90%	4.80%	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[28]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[29]	This Fund employs a managed volatility strategy. See “INVESTMENT OPTIONS - The Variable Investment Options - Funds Managed Volatility Strategies” for more information.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of current income consistent with liquidity and safety of principal through investment primarily in Government National Mortgage Association (“GNMA”) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. government.	Voya GNMA Income Fund (Class A)[30] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.84%	-10.61%	-0.50%	0.52%
Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.	Voya Government Money Market Portfolio (Class I)[31] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	1.39%	1.05%	0.61%
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class I)[32] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-14.71%	9.70%	11.59%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[30]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[31]	There is no guarantee that the Voya Government Money Market Portfolio Subaccount will have a positive or level return.
[32]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Opportunistic LargeCap Portfolio (Class I) as of August 20, 2010.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Growth and Income Portfolio (Class S)[33] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-14.96%	9.42%	11.30%
Seeks to provide investors with a high level of current income and total return.	Voya High Yield Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.73%	-12.52%	1.59%	3.27%
Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.	Voya Index Plus LargeCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-19.04%	8.01%	11.92%
Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.	Voya Index Plus MidCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.29%	5.23%	9.62%
Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.	Voya Index Plus SmallCap Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-14.00%	4.43%	9.73%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[33]	The Voya Growth and Income Portfolio is only available to those Contracts that were offering the ING Growth and Income Portfolio II (Class S) as of August 7, 2009.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2025 Portfolio (Class S2)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.59%	-16.21%	3.12%	5.61%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2030 Portfolio (Class S2)[34,35] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.62%	-16.87%	3.52%	6.28%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2035 Portfolio (Class S2)[34] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	-18.10%	3.75%	6.82%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[34]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[35]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2040 Portfolio (Class S2)[36,37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.65%	-18.43%	4.38%	7.39%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class S2)[36] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.61%	-18.49%	4.64%	7.64%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class S2)[36,37] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-18.62%	4.50%	7.59%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[36]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[37]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2055 Portfolio (Class S2)[38] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-18.69%	4.54%	7.64%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2060 Portfolio (Class S2)[38,39] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.70%	-18.77%	4.64%	N/A
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2065 Portfolio (Class S2)[38,39] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-18.74%	N/A	N/A

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[38]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[39]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class S2)[40] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.58%	-14.47%	1.75%	3.41%
Seeks to maximize total return through income and capital appreciation.	Voya Intermediate Bond Fund (Class A)[41] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.35%	-14.21%	0.14%	1.64%
Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.	Voya Intermediate Bond Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.55%	-14.44%	-0.02%	1.61%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class S)[42] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-9.07%	-0.11%	2.89%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[40]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[41]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[42]	This Fund employs a managed volatility strategy. See “INVESTMENT OPTIONS - The Variable Investment Options - Funds With Managed Volatility Strategies” for more information.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.	Voya International Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-14.59%	1.37%	4.35%
A non-diversified Fund that seeks long-term capital appreciation.	Voya Large-Cap Growth Fund (Class A)[43] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.97%	-30.72%	6.99%	11.14%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class I)[44] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.67%	-30.50%	7.30%	11.75%
A non-diversified Portfolio that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	-30.66%	7.04%	11.47%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[43]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[44]	This Fund is only available to those Contracts that were offering the ING Lord Abbett Growth and Income Portfolio (Class I) and the ING Pioneer Equity Income Portfolio (Class I) prior to January 21, 2011. Class S shares remain available for investment under the Contract.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term growth of capital and current income.	Voya Large Cap Value Fund (Class A)[45] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.10%	-3.74%	7.99%	9.84%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class I)[46] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.64%	-3.21%	8.55%	10.37%
Seeks long-term growth of capital and current income.	Voya Large Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.89%	-3.47%	8.26%	10.09%
Seeks long-term capital appreciation.	Voya MidCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.66%	-25.07%	7.24%	10.64%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[45]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[46]	This Fund is only available to those Contracts that were offering the ING Pioneer Equity Income Portfolio (Class I) and/or the Pioneer Mid Cap Value VCT Portfolio (Class I) prior to July 27, 2007. Class S shares remain available for investment under the Contract.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class A)[47] Investment Adviser: Voya Investments, LLC Subadviser: Acadian Asset Management LLC and Victory Capital Management Inc.	1.53%	-18.67%	0.98%	6.24%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.68%	-30.21%	10.96%	14.08%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-20.07%	9.49%	12.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.	Voya RussellTM Large Cap Value Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.60%	-20.26%	9.22%	12.25%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[47]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	-17.61%	6.71%	10.53%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.	Voya RussellTM Small Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.45%	-20.69%	3.78%	8.76%
Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.	Voya Small Company Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-16.68%	2.66%	8.69%
Seeks long-term capital appreciation.	Voya SmallCap Opportunities Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.86%	-23.09%	1.47%	7.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2025 Portfolio (Class S2)[48] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	-17.59%	2.77%	5.47%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2030. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2030 Portfolio (Class S2)[48,49] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.12%	-18.01%	3.21%	6.32%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[48]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[49]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2035 Portfolio (Class S2)[50] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.13%	-18.73%	3.34%	6.51%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2040. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal	Voya Solution 2040 Portfolio (Class S2)[50,51] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.13%	-19.42%	3.86%	7.26%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2045 Portfolio (Class S2)[50] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.15%	-19.70%	3.90%	7.24%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[50]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[51]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2050 Portfolio (Class S2)[52,53] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.16%	-19.76%	3.81%	7.39%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal	Voya Solution 2055 Portfolio (Class S2)[52] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	-19.84%	3.84%	7.28%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[52]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[53]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2060. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2060 Portfolio (Class S2)[54,55] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.18%	-19.93%	3.76%	N/A
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution 2065 Portfolio (Class S2)[54,55] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.19%	-19.89%	N/A	N/A
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Solution Income Portfolio (Class S2)[54] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	1.08%	-15.17%	1.95%	3.52%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[54]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.
[55]	This Fund is available under your variable annuity Contract. If this Fund was not added to your plan by September 1, 2021, the Fund was automatically made available to your plan on or about November 12, 2021.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.	Voya Strategic Allocation Conservative Portfolio (Class I)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.71%	-16.46%	2.10%	4.45%
Seeks to provide capital appreciation.	Voya Strategic Allocation Growth Portfolio (Class I)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.77%	-19.35%	4.05%	7.08%
Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).	Voya Strategic Allocation Moderate Portfolio (Class I)[56] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.75%	-18.16%	3.31%	5.92%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg U.S. Aggregate Bond Index.	Voya U.S. Bond Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	-13.10%	-0.27%	0.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[56]	This Fund is structured as a Fund of Funds or “master-feeder” Fund that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS - The Variable Investment Options - Fund of Funds” for more information.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks long-term capital growth. Income is a secondary objective.	VY® American Century Small-Mid Cap Value Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	1.10%	-5.60%	6.85%	10.79%
Seeks capital appreciation.	VY® Baron Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	1.24%	-23.69%	10.72%	11.95%
Seeks total return including capital appreciation and current income.	VY® CBRE Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.12%	-25.12%	1.59%	3.40%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Columbia Contrarian Core Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	0.95%	-18.64%	8.20%	11.83%
Seeks long-term growth of capital.	VY® Columbia Small Cap Value II Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	1.17%	-13.91%	4.59%	9.30%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks capital growth and income.	VY® Invesco Comstock Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.95%	0.38%	7.82%	10.84%
Seeks total return consisting of long-term capital appreciation and current income.	VY® Invesco Equity and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.89%	-7.83%	5.33%	8.12%
Seeks capital appreciation.	VY® Invesco Global Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.80%	-31.93%	2.80%	7.84%
Seeks long-term growth of capital and income.	VY® Invesco Growth and Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	0.86%	-5.84%	6.14%	10.16%
Seeks capital appreciation.	VY® JPMorgan Emerging Markets Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.46%	-26.11%	-0.56%	2.32%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks growth from capital appreciation.	VY® JPMorgan Mid Cap Value Portfolio (Class S)[57] Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.10%	-8.62%	5.63%	9.66%
Seeks capital growth over the long-term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.12%	-17.76%	5.06%	10.06%
Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.	VY® T. Rowe Price Capital Appreciation Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.89%	-12.18%	8.92%	10.64%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)[58] Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	-24.34%	8.55%	12.04%
Seeks long-term capital appreciation.	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	1.03%	-24.47%	8.30%	11.77%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[57]	The VY® JPMorgan Mid Cap Value Portfolio is only available to plans offering the Fund prior to February 7, 2014.
[58]	The VY® T. Rowe Price Diversified Mid Cap Growth Portfolio is only available to plans that were offering I Class prior to November 3, 2005. Class S shares remain available for investment under the Contract.

X.109860-23B	March 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 Year	5 Years	10 Years
Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.	VY® T. Rowe Price Equity Income Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.86%	-3.41%	6.96%	9.63%
A non-diversified Portfolio that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.96%	-40.81%	4.49%	10.83%
Seeks long-term capital appreciation.	Wanger Acorn[60] Investment Adviser: Columbia Wanger Asset Management, LLC	0.95%	-33.46%	3.06%	8.21%
Seeks long-term capital appreciation.	Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	1.20%	-33.84%	-0.78%	3.97%
Seeks high current return.	Western Asset Mortgage Total Return Fund (Class A)[59] Investment Adviser: Legg Mason Partners Fund Advisor, LLC Subadviser: Western Asset Management Company	0.95%	-13.84%	-0.81%	1.16%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[59]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public funds under 403(b) or Roth 403(b) annuity contracts.
[60]	Effective April 21, 2023, Wanger Select reorganized with and merged into Wanger Acorn.

X.109860-23B	March 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.109860-23B	March 2024